(ICON)
Prudential
Europe Growth
Fund, Inc.

SEMI
ANNUAL
REPORT
Oct. 31, 1997

(LOGO)

Prudential Europe Growth Fund, Inc.

Performance At A Glance.
This was a good six months for European
stocks, as the European economic
recovery accelerated and the trend to cost-cutting and increased productivity continued. The Prudential Europe Growth
Fund's return slightly trailed the
Europe fund average, as measured by Lipper
Analytical Services, primarily
because our French growth stocks performed poorly. However, we had strong performances in Italy and the United Kingdom.

Cumulative Total Returns1
As of 10/31/97

                                  Six
One               Since
                                 Months
Year            Inception2
              Class A               9.31%
16.62%           53.85%
              Class B               8.53
15.39            49.50
              Class C               8.66
15.53            49.68
              Class Z               9.09
17.45            31.04
Lipper European Fund Avg3           9.94
20.38             ***

Average Annual Total Returns1
As of 9/30/97

One               Since

Year            Inception2
              Class A
21.42%           14.81%
              Class B
21.53            15.19
              Class C
25.59            15.68
              Class Z
28.74            25.80

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into
account applicable sales charges. The
Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%, 2%, 1% and 1%
for six years, for Class B shares. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or a distribution fee.

2 Inception dates: Class A, Class B and Class
C, 7/13/94; Class Z, 4/15/96.

3 These are average returns for the 72 funds in Lipper Analytical Services
European Fund category for the past six
months and 68 for the past year.

*** Lipper Since inception returns are 63.02% for Classes A, B, and C and
33.56% for Class Z, for all funds in each share class.

How Investments Compared.
   (As of 10/31/97)
        (GRAPH)
U.S.      General      General          Money
Growth     Bond       Muni Debt        Market
Funds      Funds        Funds           Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Steve Auth, Bill Higgins, and Jean-Yves
Chereau,
Fund Managers

Portfolio
Managers' Report

The Prudential Europe Growth Fund invests primarily in stocks of companies in Europe, selecting a diversified portfolio for long-term growth of capital. The
Fund is subject to all of the risks
associated with foreign investing,
including currency, political and social risks, and potential illiquidity.
There can be no assurance that the Fund will achieve its investment objective.

Our New Team.
In October, a team consisting of Steve Auth, Bill Higgins, and Jean-Yves
Chereau assumed management of the Prudential
Europe Growth Fund. Steve, head
of Prudential's global equity group, designs overall strategy and country allocation. Bill, who has been deeply involved in managing the Europe Growth
Fund for some time, will focus on its core long-term holdings. Jean-Yves, head of Prudential's Europe-based team, will concentrate particularly on small and mid-cap stocks.

Strategy Session.
We are maintaining both a core portfolio for stability and also a tactical portfolio that will be traded more actively to enhance our returns. Both portfolios consist of growth stocks, but the tactical trading portfolio contains the more volatile issues.

Restructuring companies. One focus of our portfolio is firms that are improving their earnings by consolidating or restructuring. The emphasis on productivity that brought dramatic earnings improvements to U.S. companies is in its early to mid stages in Europe. We have benefited, for example, as our financial services holdings respond to industry consolidation across Europe and to pressure on overcapitalized and poorly managed banks from impatient shareholders. Credito Italiano is a small
Italian bank that is being
restructured into a diversified financial service company, with a focus on asset management. Its shares almost doubled in the half year. We also own
Barclays Bank, which rose 34%, and Banco
Central Hispano, up 23%.

Information Technology. European information technology and software companies are benefiting from the need to modify corporate software quickly to accommodate the new unified European currency
(the EMU) and calendar dates in
the year 2000. These pressures are
accelerating the software replacement and consulting cycle, which also is necessary for global information management.
Our second-largest holding is the world
leader in enterprise resource planning
software, the German firm, SAP. It dominates the market for global management systems: its shares rose 58% in our six-month reporting period. Another of our
10 largest holdings is their smaller and more nimble competitor, the Dutch company, Baan.

     Portfolio Composition.
Sectors expressed as a percentage of
   net assets as of 10/31/97.
          (PIE CHART)

What Went Well.
Our five largest holdings all contributed excellent returns -- ranging from
19% to 58% -- for our six-month reporting period: The Bank of Ireland benefited from Ireland's booming economy, in part the result of expansionary
European monetary policies designed to
accelerate the growth of the larger
countries. Telecom Italia Mobile is a partly state-owned mobile telephone company in Italy. It is very well managed and benefits from very strong demand.
Hennes & Mauritz is a multinational specialty retailer, Sweden's largest. It is expanding rapidly in Germany, where it competes with large, sluggish department stores. Hennes & Mauritz builds small stores with stylish merchandise and a quick stock turnover. Nokia is a Finnish company with a global market for mobile telephony.

Our shares in Telepizza contributed a 49% semi-annual return. Telepizza dominates the market for home delivery of pizza in Spain. Although we took some profits in December, we believe the company has further potential.

And Not So Well.
In France, investors punished growth stocks that had disappointing short-term growth rates, particularly those whose stock prices had risen sharply in expectation of very strong earnings performance. Moreover, during this period several of our French growth holdings had temporary reverses related to the turmoil in Asia and other emerging markets.
Carrefour and Seb, for example,
both had investments in Brazil that were affected by emerging market anxiety there.

The Asian situation also affected Standard
Chartered, a U.K.-based bank that
does most of its business in Asia, and the luxury companies we owned: Hermes and Gucci. Both were severely affected when
Japanese tourists stopped spending
freely. We sold all of our Gucci stock.

Five Largest Holdings.

3.0%    Bank of Ireland
        Banking
3.0%    SAP AG
        Data Processing
        & Reproduction
2.9     Telecom Italia Mobile
        SpA
        Telecommunications
2.9     Hennes & Mauritz AB
        Retail
2.9     Nokia
        Telecommunications
        Equipment

Expressed as a percentage of net assetsas of 10/31/97.

Looking Ahead.
Europe has less exposure to the Asian turmoil
than Japan or the U.S. It also
has much more room for cost-cutting and
balance sheet restructuring, which
adds considerable impetus to earnings growth,
than the U.S. Unlike Asian
firms, European companies are now firmly
convinced of the need to improve
productivity. The process is proceeding
apace. Low or declining interest
rates are likely to nourish the current
economic recovery. We see a buoyant
environment for investing in growth stocks.
---------------------------------------------
----------------------------------
                              1

An interview with Portfolio Manager Steve
Auth.

Q. How and why is our portfolio management changing?
A. My team has been managing global
investments in growth-oriented companies for Prudential, its institutional clients, and the Global Genesis Fund. We have investment professionals based in
Europe. Now the Prudential Europe
Growth Fund will take better advantage of these on-site resources. We are maintaining core holdings of well-established firms with long-term growth potential, whose progress we expect to be relatively smooth. This type of stock has kept the Prudential Europe Growth
Fund near the median of its Lipper
peer group. We are using the advantage of our Europe-based team to also identify companies with the possibility of more explosive growth. Since the earnings and the stock prices of these companies tend to be more volatile, we will be watching them carefully. We hope the addition of this tactical strategy to contribute to even better performance.

Q. What is driving the overall stock
investment environment in Europe?
The impact of European economic unification is finally hitting. European companies are facing larger markets as the barriers to internal trade in
Europe are torn down. Industries are
consolidating. The introduction of a
common currency will further ease trade by removing currency exchange risk from trade as well as a layer of paperwork.

Moreover, companies throughout Europe are realizing that they will face foreign competitors -- from elsewhere in Europe if not global competition -- and that they have to be focused and well managed to survive. Many government-owned businesses have been privatized or are struggling to restructure anyway.
We believe that the trend to restructure for better efficiency underlies the boom in earnings of U.S. companies over the past few years and similar benefits may be in store for European companies. But, whereas the U.S. is well along in this process and its stock prices already are based on rather high earnings assumptions, Europe still has room to improve. We expect at least another two to three years of strong growth.

Q. What is the impact of the Asian turmoil on European stocks?
A. The impact of imploding Asian markets is going to be wider than many people originally thought, but most European companies are less exposed to it than companies in Japan or the U.S. There are pockets, such as the luxury goods companies, that are being hit very hard, but most will continue to sell into the dynamic U.S. and European economies.
Firms that compete with Asian
companies -- semiconductor chip companies, for example -- are affected, but the impact will be less in Europe than anywhere else.

In addition, Europe has been growing more
slowly than its long-term rate of
economic growth and recently has been
accelerating toward a more normal pace,
especially in countries other than Germany
and France. In contrast, the U.S.
economy has been expanding faster than usual
over the last two to three years.
So, although weakness in Asia may slow
Europe's economic acceleration next
year, we're still likely to see the pace
quicken, whereas the US economy is
more likely to slow in 1998.
(PHOTO)
---------------------------------------------
----------------------------------
                                 2

President's Letter
December 18, 1997
(PHOTO)
                       It Was Another Good
Year.

Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

-  Keep your investment expectations
realistic. Seasoned investors know
that financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline
(October 31, 1987) through December
31, 1996, according to Lipper Analytical
Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
(If you don't have one, see your Prudential
Financial Professional.) While
past performance is not indicative of future results, many investors have profited by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may
change the way you save for college, a
retirement nest egg or other long-term
financial goal.

Thank you for your continued confidence in Prudential Mutual Funds &
Annuities. In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities
---------------------------------------------
----------------------------------
                                3

Portfolio of Investments as of October 31,
1997
(Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Shares       Description
Value (Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--90.1%
COMMON STOCKS--87.7%
---------------------------------------------
---------------
Belgium--3.0%
  11,950     Barco Industries NV (Electrical
&
                electronics)
$  2,296,087
   8,500     Kredietbank NV (Banking)
3,552,508

------------

5,848,595
---------------------------------------------
---------------
Federal Republic Of Germany--6.9%
  49,700     Hoechst AG* (Chemicals)
1,905,289
   6,020     Linde AG (Machinery &
engineering)       3,657,669
  20,700     SAP AG (Data processing &
                reproduction)
5,899,227
   3,700     Volkswagen AG (Automobiles &
auto
                parts)
2,190,261

------------

13,652,446
---------------------------------------------
---------------
Finland--2.9%
  64,900     Nokia Corp. (Telecommunciations
                equipment)
5,651,258
---------------------------------------------
---------------
France--15.0%
  40,000     Bertrand Faure SA (Automobiles &
                auto parts)
2,406,847
   3,500     Carrefour SA (Retail)
1,821,561
  27,900     Hermes International (Textiles &
                apparel manufacturing)
1,876,563
  20,421     Imetal SA (Miscellaneous
materials
                & commodities)
2,189,162
  18,600     Legrand SA (Electrical &
                electronics)
3,454,033
  10,800     Rexel SA (Electrical &
electronics)      2,857,094
  19,800     Seb SA (Appliances & household
                durables)
2,256,108
  39,580     Sidel SA (Machinery &
engineering)       2,217,329
  21,494     Unibail (Financial services)
2,029,173
  72,100     Valeo SA (Automobiles & auto
parts)      4,795,862
  35,400     Total SA (Oil services)
3,917,351

------------

29,821,083
Italy--4.8%
  71,500     Bulgari SpA* (Retail)
$    387,658
1,300,000    Credito Italiano SpA (Banking)
3,459,050
1,547,900    Telecom Italia Mobile SpA*
                (Telecommunications)
5,728,729

------------

9,575,437
---------------------------------------------
---------------
Netherlands--7.9%
  60,400     Hagemeyer NV (Wholesale &
                international trading)
2,650,273
  11,750     Heineken NV (Beverages)
1,904,310
  56,500     IHC Caland NV (Oil services)
3,462,106
  88,500     Nutricia Verenigde Bedrijven NV
                (Food & household products)
2,520,715
  97,000     Royal Dutch Petroleum Co.
(Energy
                sources)
5,112,458

------------

15,649,862
---------------------------------------------
---------------
Norway--2.2%
 169,300     Tomra Systems ASA (Waste
                management)
4,340,649
---------------------------------------------
---------------
Spain--7.9%
  24,442     Azkoyen SA (Manufacturing)
2,680,040
 183,286     Banco Central Hispanoamericano
                (Banking)
3,414,377
 107,300     Centros Commerciales Pryca SA
                (Retail)
1,697,559
 123,000     Telefonica de Espana
                (Telecommunications)
3,344,328
  66,700     Tele Pizza SA (Restaurants)
4,563,569

------------

15,699,873

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of October 31,
1997
(Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Shares       Description
Value (Note 1)
---------------------------------------------
---------------
Sweden--8.0%
 219,400     Allgon AB (Telecommunications)
$  3,496,222
 112,800     Astra AB (Health & personal
care)        1,737,594
 139,200     Hennes & Mauritz AB (Retail)
5,665,664
  66,100     Mo och Domsjo AB (Forest
products &
                paper)
1,781,881
 290,900     Skandinaviska Enskilda Banken
                (Banking)
3,129,031

------------

15,810,392
---------------------------------------------
---------------
United Kingdom--26.4%
 472,200     Bank of Ireland (Banking)
5,971,203
 159,500     Barclays PLC (Banking)
3,988,498
 347,100     British Sky Broadcasting Group
PLC
                (Broadcasting & publishing)
2,459,144
 583,400     Capita Group PLC (Computer
                services)
3,009,581
 289,100     Carpetright PLC (Retail)
2,585,701
 531,700     Compass Group PLC (Leisure &
                tourism)
5,597,071
 345,100     Dixons Group PLC (Retail)
4,028,716
 422,600     Electrocomponents PLC
(Electronic
                components & instruments)
3,291,329
 179,148     GKN PLC (Automobiles & auto
parts)       4,011,735
 327,700     Hays PLC (Business & public
                services)
3,842,053
 186,500     Siebe PLC (Machinery &
engineering)      3,576,623
 145,500     Standard Chartered PLC (Banking)
1,576,726
 997,200     Vodafone Group PLC
                (Telecommunications)
5,428,183
 227,900     Whitbread PLC (Beverages)
3,042,226

------------

52,408,789
---------------------------------------------
---------------
United States--2.7%
  76,500     Baan Company NV* (Data
processing &
                reproduction)
5,364,562

------------
             Total common stocks
                (cost US$121,479,490)
173,822,946

------------
PREFERRED STOCKS--2.4%
---------------------------------------------
---------------
Federal Republic Of Germany--2.4%
   1,185     Porsche AG (Automobiles & auto
                parts)
$  1,745,118
   4,367     Wella AG (Cosmetics &
toiletries)        3,032,376

------------
             Total preferred stocks
                (cost US$4,973,061)
4,777,494

------------
             Total long-term investments
                (cost US$126,452,551)
178,600,440

------------
Principal          Description
Value (Note 1)
  Amount
   (000)
---------------------------------------------
---------------
SHORT-TERM INVESTMENTS--2.5%
Repurchase Agreement--2.5%
  $4,926     Bear Stearns & Co. Inc.,
                5.68%, dated 10/31/97, due
                11/3/97 in the amount of
                $4,928,300 (cost
US$4,926,000;
                the value of the collateral
                including accrued interest is
                US$5,030,764)
4,926,000
---------------------------------------------
---------------
Total Investments--92.6%
             (cost US$131,378,551; Note 4)
183,526,440
             Other assets in excess of
                liabilities--7.4%
14,773,763

------------
             Net Assets--100.0%
$198,300,203

------------

------------

---------------
* Non-income producing security.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
US$131,378,551)..............................
 .................................
$183,526,440
Foreign currency, at value (cost
US$6,543,991)................................
 ............................
6,623,210
Cash.........................................
 .............................................
 ................           1,561,326
Receivable for foreign currency
sold.........................................
 .............................
4,387,082
Receivable for investments
sold.........................................
 ..................................
2,642,621
Dividends and interest
receivable...................................
 ......................................
302,103
Receivable for Fund shares
sold.........................................
 ..................................
30,327
Deferred expenses and other
assets.......................................
 .................................
8,506

----------------
   Total
assets.......................................
 .............................................
 .......         199,081,615

----------------
Liabilities
Payable for Fund shares
reacquired...................................
 .....................................
463,568
Distribution fee
payable......................................
 ............................................
141,004
Management fee
payable......................................
 .............................................
 .             134,151
Accrued
expenses.....................................
 .............................................
 ........              42,689

----------------
   Total
liabilities..................................
 .............................................
 .......             781,412

----------------
Net
Assets.......................................
 .............................................
 ............        $198,300,203

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$     11,994
   Paid-in capital in excess of
par..........................................
 .............................
125,707,704

----------------

125,719,698
   Undistributed net investment
income.......................................
 .............................
106,506
   Accumulated net realized gain on
investments and foreign currency
transactions.........................
20,231,536
   Net unrealized appreciation on investments
and foreign
currencies...................................
 ...          52,242,463

----------------
Net Assets, October 31,
1997.........................................
 .....................................
$198,300,203

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($38,766,861 / 2,294,134 shares of
common stock issued and
outstanding).............................
$16.90
   Maximum sales charge (5% of offering
price).......................................
 .....................                 .89

----------------
   Maximum offering price to
public.......................................
 ................................
$17.79

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($138,962,692 / 8,470,326 shares of
common stock issued and
outstanding)............................
$16.41

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($7,897,118 / 480,714 shares of common
stock issued and
outstanding)................................
$16.43

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($12,673,532 / 748,835 shares of common
stock issued and
outstanding)...............................
$16.92

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Operations (Unaudited)
---------------------------------------------
---------------

Six Months

Ended

October 31,
Net Investment Loss
1997
Income
   Dividends (net of foreign withholding
taxes
      of
$184,841).............................   $
1,834,515

Interest....................................
143,276

-----------
      Total
income.............................
1,977,791

-----------
Expenses
   Management
fee..............................
800,648
   Distribution fee--Class
A...................        54,259
   Distribution fee--Class
B...................       743,385
   Distribution fee--Class
C...................        42,961
   Transfer agent's fees and
expenses..........       140,000
   Custodian's fees and
expenses...............       121,000
   Reports to
shareholders.....................
51,000
   Amortization of organization
expenses.......        25,000
   Registration
fees...........................        19,000
   Audit fees and
expenses.....................        15,000
   Directors' fees and
expenses................        12,000
   Legal fees and
expenses.....................         6,000

Miscellaneous...............................
5,921

-----------
      Total operating
expenses.................     2,036,174

-----------
Net investment
loss............................
(58,383)

-----------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment
transactions.....................
13,155,555
   Foreign currency
transactions...............        36,111

-----------

13,191,666

-----------
Net change in unrealized appreciation
   (depreciation) on:
   Investment
transactions.....................
5,841,054
   Foreign currency
transactions...............       243,522

-----------

6,084,576

-----------
Net gain on investments and foreign

currencies..................................
19,276,242

-----------
Net Increase in Net Assets
Resulting from
Operations......................
$19,217,859

-----------

-----------

PRUDENTIAL EUROPE GROWTH FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
---------------------------------------------
---------------

                                   Six Months
                                      Ended
Year Ended
Increase (Decrease)                October
31,       April 30,
in Net Assets                         1997
1997
Operations
   Net investment loss..........  $
(58,383)   $    (149,582)
   Net realized gain on
      investment and foreign
      currency transactions.....
13,191,666       15,600,006
   Net change in unrealized
      appreciation
      (depreciation) of
      investments and foreign
      currencies................
6,084,576       14,880,202
                                  -----------
--    -------------
   Net increase in net assets
      resulting from
      operations................
19,217,859       30,330,626
                                  -----------
--    -------------
   Dividends and distributions (Note 1):
   Distributions from net
      realized gains
      Class A...................
--       (1,314,232)
      Class B...................
--       (4,996,228)
      Class C...................
--         (297,634)
      Class Z...................
--         (382,973)
                                  -----------
--    -------------

--       (6,991,067)
                                  -----------
--    -------------
Fund share transactions (net of
   share conversions) (Note 5):
   Net proceeds from shares
      sold......................
354,362,541      563,381,129
   Net asset value of shares
      issued in reinvestment of
      distributions.............
--        6,574,997
   Cost of shares reacquired....
(373,323,147)    (576,650,878)
                                  -----------
--    -------------
   Net decrease in net assets
      from Fund share
      transactions..............
(18,960,606)      (6,694,752)
                                  -----------
--    -------------
Total increase..................
257,253       16,644,807
Net Assets
Beginning of period.............
198,042,950      181,398,143
                                  -----------
--    -------------
End of period...................  $
198,300,203    $ 198,042,950
                                  -----------
--    -------------
                                  -----------
--    -------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
Prudential Europe Growth Fund, Inc. (the
'Fund'), is registered under the
Investment Company Act as a diversified, open-
end management investment company.
The investment objective of the Fund is to
seek long-term capital growth by
investing primarily in equity securities of
companies domiciled in Europe. The
Fund was incorporated in Maryland on March
18, 1994 and commenced investment
operations on July 13, 1994.
---------------------------------------------
---------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.
Securities Valuation: Securities traded on an exchange (whether domestic or foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market
(including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange as reported by a major bank;

(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal year end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized gain on foreign currency
transactions of $36,111 represents net
foreign exchange gains or losses from holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities
(other than investments) at year end
exchange rates are reflected as a component of net unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Reclassification of Capital Accounts: The
Fund accounts and reports for
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountant's Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect caused by
applying this statement was to increase
accumulated net investment income and
decrease accumulated net realized loss on
investments and foreign currency
transactions by $36,111 for the six months
ended October 31,1997, due to
realized and recognized currency gains during
the period. Net realized gains and
net assets were not affected by this change.
---------------------------------------------
-----------------------------------
                                       8

Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately
$177,000 of expenses were incurred
in connection with the organization of the
Fund. These costs have been deferred
and are being amortized ratably over a period
of sixty months from the date the
Fund commenced investment operations.
---------------------------------------------
---------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual Fund Management LLC
('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PIFM has entered into a subadvisory agreement with The Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund.
The Fund bears all other costs and
expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class A, B, C, and Z shares of the
Fund. The Fund compensates PSI for
distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans') regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI with respect to
Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C
Plans were .25 of 1%, 1% and 1%, respectively of the average daily net assets of the Class A, Class B and Class C shares for the six months ended October 31, 1997. No distribution or service fees are paid to PSI as distributor for the Class Z shares of the Fund.

PSI has advised the Fund that it has received approximately $25,500 in front-end sales charges resulting from sales of Class A shares during the six months ended
October 31, 1997. From these fees PSI paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended October, 1997 it received approximately $185,000 and $6,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class
C shareholders, respectively.

PIFM, PIC and PSI are indirect, wholly-owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement as of October 31,
1997. The Funds pay a commitment fee at an
annual rate of .055 of 1% on the
unused portion of the credit facility. The
commitment fee is accrued and paid
quarterly on a pro-rata basis by the Funds.
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During
the six months ended October 31,
1997, the Fund incurred fees of approximately
$122,500 for the services of PMFS.
As of October 31, 1997, approximately $20,000
of such fees were due to PMFS.
Transfer agent's fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to non-
affiliates.
---------------------------------------------
---------------
Note 4. Portfolio Securities

Purchases and sales of investment securities,
other than short-term investments,
for the six months ended October 31, 1997
were $9,007,530 and $38,411,592,
respectively.
---------------------------------------------
-----------------------------------
                                       9

Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------
The United States federal income tax basis of
the Fund's investments is
substantially the same as for financial
reporting purposes and, accordingly, as
of October 31, 1997 net unrealized
appreciation for federal income tax purposes
was $52,147,888 (gross unrealized
appreciation--$54,349,647; gross unrealized
depreciation--$2,201,759).
---------------------------------------------
---------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class
C shares are sold with a
contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class
A shares at net asset value.
Effective April 15, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to the participants of the Prudential Securities 401(k)
Plan, a defined contribution plan sponsored by Prudential Securities. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. There are 2 billion shares of $.001 par value common stock authorized and divided into four classes, designated Class A, Class B, Class C and
Class Z Shares, each consisting of 500
million authorized shares.

Transactions in shares of common shares were as follows:

Class A                                Shares
Amount
-----------------------------------  --------
---   -------------
Six months ended October 31, 1997:
Shares sold........................
12,520,019   $ 208,892,260
Shares issued in reinvestment of
  distributions....................
--              --
Shares reacquired..................
(12,842,940)   (215,533,141)
                                     --------
---   -------------
Net decrease in shares outstanding
  before conversion................
(322,921)     (6,640,881)
Shares issued upon conversion from
  Class B..........................
106,937       1,784,484
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(215,984)  $  (4,856,397)
                                     --------
---   -------------
                                     --------
---   -------------
Class A                                Shares
Amount
-----------------------------------  --------
---   -------------
Year ended April 30, 1997:
Shares sold........................
23,351,661   $ 344,533,412
Shares issued in reinvestment of
  distributions....................
80,872       1,196,902
Shares reacquired..................
(24,625,496)   (363,626,484)
                                     --------
---   -------------
Net decrease in shares outstanding
  before conversion................
(1,192,963)    (17,896,170)
Shares issued upon conversion from
  Class B..........................
211,034       3,125,390
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(981,929)  $ (14,770,780)
                                     --------
---   -------------
                                     --------
---   -------------
Class B
-----------------------------------
Six months ended October 31, 1997:
Shares sold........................
5,500,109   $  89,608,283
Shares issued in reinvestment of
  distributions....................
--              --
Shares reacquired..................
(6,132,873)   (100,554,389)
                                     --------
---   -------------
Net decrease in shares outstanding
  before conversion................
(632,764)    (10,946,106)
Shares issued upon conversion from
  Class A..........................
(109,708)     (1,784,484)
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(742,472)  $ (12,730,590)
                                     --------
---   -------------
                                     --------
---   -------------
Year ended April 30, 1997:
Shares sold........................
9,531,575   $ 140,295,556
Shares issued in reinvestment of
  distributions....................
324,391       4,710,146
Shares reacquired..................
(9,758,102)   (143,749,550)
                                     --------
---   -------------
Net increase in shares outstanding
  before conversion................
97,864       1,256,152
Shares issued upon conversion from
  Class A..........................
(214,885)     (3,125,390)
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(117,021)  $  (1,869,238)
                                     --------
---   -------------
                                     --------
---   -------------
Class C
-----------------------------------
Six months ended October 31, 1997:
Shares sold........................
3,385,172   $  55,208,926
Shares issued in reinvestment of
  distributions....................
--              --
Shares reacquired..................
(3,434,130)    (56,239,469)
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(48,958)  $  (1,030,543)
                                     --------
---   -------------
                                     --------
---   -------------
Year ended April 30, 1997:
Shares sold........................
4,507,770   $  66,198,312
Shares issued in reinvestment of
  distributions....................
19,502         283,176
Shares reacquired..................
(4,571,336)    (67,391,048)
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(44,064)  $    (909,560)
                                     --------
---   -------------
                                     --------
---   -------------

---------------------------------------------
-----------------------------------
Notes to Financial Statements (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class Z                                Shares
Amount
-----------------------------------  --------
---   -------------
Six months ended October 31, 1997:
Shares sold........................
39,097   $     653,072
Shares issued in reinvestment of
  distributions....................
--              --
Shares reacquired..................
(60,415)       (996,148)
                                     --------
---   -------------
Net decrease in shares
  outstanding......................
(21,318)  $    (343,076)
                                     --------
---   -------------
                                     --------
---   -------------
Year ended April 30, 1997:
Shares sold........................
862,103   $  12,353,849
Shares issued in reinvestment of
  distributions....................
25,963         384,773
Shares reacquired..................
(117,928)     (1,883,796)
                                     --------
---   -------------
Net increase in shares
  outstanding......................
770,138   $  10,854,826
                                     --------
---   -------------
                                     --------
---   -------------

---------------------------------------------
---------------
Note 6. Distributions
On December 10, 1997 the Board of Directors of the Fund declared the following dividends per share, payable on December 18, 1997 to shareholders of record on December 16, 1997.

Class   Class B   Class
                                           A
and C      Z
                                         ----
-   -------   -----
Ordinary Income........................  $.14
$ .01    $.187
Long-Term Capital Gains................
$1.80    $1.80    $1.80

---------------------------------------------
-----------------------------------
                                       11

Financial Highlights (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class A
Class B
                                           --
---------------------------------------------
-------------     -----------

Six Months        Year          Year
July 13, 1994(b)     Six Months

Ended          Ended         Ended
Through             Ended

October 31,     April 30,     April 30,
April 30,         October 31,

1997           1997         1996(c)
1995(c)             1997
                                           --
---------     ---------     ---------     ---
-------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$ 15.46        $ 13.69       $ 11.77
$  11.40          $   15.12
                                           --
---------     ---------     ---------
------         -----------
Income from investment operations
Net investment income (loss)............
 .07            .09           .06
 .01               (.03)
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................
1.37           2.24          1.86
 .36               1.32
                                           --
---------     ---------     ---------
------         -----------
   Total from investment operations.....
1.44           2.33          1.92
 .37               1.29
                                           --
---------     ---------     ---------
------         -----------
Less Distributions
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
--               (.56)        --
--                  --
                                           --
---------     ---------     ---------
------         -----------
   Total distributions..................
--               (.56)        --
--                  --
                                           --
---------     ---------     ---------
------         -----------
Net asset value, end of period..........
$ 16.90        $ 15.46       $ 13.69
$  11.77          $   16.41
                                           --
---------     ---------     ---------
------         -----------
                                           --
---------     ---------     ---------
------         -----------
TOTAL RETURN(d):........................
9.31%         17.20%        16.31%
3.25%              8.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$38,767        $38,807       $47,789
$ 41,963          $ 138,963
Average net assets (000)................
$43,054        $37,834       $47,183
$ 29,598          $ 147,465
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.54%(a)       1.36%         1.53%
1.84%(a)           2.29%(a)
   Expenses, excluding distribution
      fees..............................
1.29%(a)       1.11%         1.28%
1.59%(a)           1.29%(a)
   Net investment income (loss).........
 .50%(a)        .57%          .44%
 .06%(a)           (.27)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate.................
5%            31%           65%
25%
Average commission rate per share.......
$0.0437        $0.0463       $0.0233
N/A


Year          Year        July 13, 1994(b)

Ended         Ended           Through

April 30,     April 30,        April 30,

1997         1996(c)          1995(c)
                                          ---
------     ---------     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....  $
13.49     $   11.69         $  11.40
                                          ---
------     ---------          -------
Income from investment operations
Net investment income (loss)............
(.04)         (.04)            (.06)
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................
2.23          1.84              .35
                                          ---
------     ---------          -------
   Total from investment operations.....
2.19          1.80              .29
                                          ---
------     ---------          -------
Less Distributions
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
(.56)       --              --
                                          ---
------     ---------          -------
   Total distributions..................
(.56)       --              --
                                          ---
------     ---------          -------
Net asset value, end of period..........  $
15.12     $   13.49         $  11.69
                                          ---
------     ---------          -------
                                          ---
------     ---------          -------
TOTAL RETURN(d):........................
16.41%        15.40%            2.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........  $
139,277     $ 125,868         $106,081
Average net assets (000)................  $
133,135     $ 122,255         $ 85,623
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
2.11%         2.28%            2.59%(a)
   Expenses, excluding distribution
      fees..............................
1.11%         1.28%            1.59%(a)
   Net investment income (loss).........
(.27)%        (.33)%           (.71)%(a)
For Class A, B, C and Z shares:
Portfolio turnover rate.................
Average commission rate per share.......

 ---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by
class.
(d) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)
PRUDENTIAL EUROPE GROWTH FUND, INC.
---------------------------------------------
-----------------------------------

Class C
Class Z
                                           --
---------------------------------------------
-------------     -----------

Six Months        Year          Year
July 13, 1994(b)     Six Months

Ended          Ended         Ended
Through             Ended

October 31,     April 30,     April 30,
April 30,         October 31,

1997           1997         1996(c)
1995(c)             1997
                                           --
---------     ---------     ---------     ---
-------------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....
$ 15.12          13.49       $ 11.69
$11.40            $ 15.51

-----       ---------     ---------
-----          -----------
Income from investment operations
Net investment income (loss)............
(.03)          (.04)         (.04)
(.06)               .06
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................
1.34           2.23          1.84
 .35               1.35

-----       ---------     ---------
-----          -----------
   Total from investment operations.....
1.31           2.19          1.80
 .29               1.41

-----       ---------     ---------
-----          -----------
Less Distributions
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
--               (.56)        --
--                  --

-----       ---------     ---------
-----          -----------
   Total distributions..................
--               (.56)        --
--                  --

-----       ---------     ---------
-----          -----------
Net asset value, end of period..........
$ 16.43        $ 15.12       $ 13.49
$11.69            $ 16.92

-----       ---------     ---------
-----          -----------

-----       ---------     ---------
-----          -----------
TOTAL RETURN(d):........................
8.66%         16.41%        15.40%
2.54%              9.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$ 7,897        $ 8,010       $ 7,741
$7,260            $12,673
Average net assets (000)................
$ 8,522        $ 8,002       $ 7,768
$6,094            $12,725
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
2.29%(a)       2.11%         2.28%
2.59%(a)           1.29%(a)
   Expenses, excluding distribution
      fees..............................
1.29%(a)       1.11%         1.28%
1.59%(a)           1.29%(a)
   Net investment income (loss).........
(.22)%(a)      (.25)%        (.30)%
(.71)%(a)           .70%(a)


Year        April 15, 1996(b)

Ended            Through

April 30,         April 30,

1997             1996(c)
                                          ---
------     -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....   $
13.68           $ 13.40
                                          ---
------            -----
Income from investment operations
Net investment income (loss)............
 .02               .28
Net realized and unrealized gain on
   investment and foreign currency
   transactions.........................
2.37           --
                                          ---
------            -----
   Total from investment operations.....
2.39               .28
                                          ---
------            -----
Less Distributions
Distributions paid to shareholders from
   net realized gains on investment and
   foreign currency transactions........
(.56)          --
                                          ---
------            -----
   Total distributions..................
(.56)          --
                                          ---
------            -----
Net asset value, end of period..........   $
15.51           $ 13.68
                                          ---
------            -----
                                          ---
------            -----
TOTAL RETURN(d):........................
17.66%             2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........
$11,949           $   204(e)
Average net assets (000)................   $
7,958           $   203(e)
Ratios to average net assets:
   Expenses, including distribution
      fees..............................
1.11%             1.28%(a)
   Expenses, excluding distribution
      fees..............................
1.11%             1.28%(a)
   Net investment income (loss).........
 .22%              .54%(a)

---------------
(a) Annualized.
(b) Commencement of class operations.
(c) Based on average shares outstanding, by
class.
(d) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(e) Figures are actual and not rounded to the
nearest thousand.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     13

Getting The Most From Your Prudential Mutual
Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look
technical, but it's really just a
listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities.
The Notes also explain who manages
and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual
report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing.
A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual
Fund.

Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement plan at work, you and your spouse may each contribute $2,000 a year to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

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